UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21142
Investment Company Act File Number

Eaton Vance Municipal Bond Fund
(Formerly, Eaton Vance Insured Municipal Bond Fund)
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

September 30
Date of Fiscal Year End

December 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Municipal Bond Fund	as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 171.4%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 0.6%
$10,300	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	$4,813,808

		$4,813,808

Hospital — 10.9%
$5,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	$4,593,550
19,550	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	18,274,949
880	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	781,229
2,610	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	2,098,179
2,500	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	2,234,425
5,900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	5,317,965
3,900	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	3,879,837
7,190	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	6,938,781
8,670	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	1,448,410
10,000	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/41	1,367,600
8,165	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	8,090,535
5,430	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	4,668,986
10,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	8,687,500
100	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42	94,621
900	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42(1)	851,625
12,300	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Texas Health Resources), 5.00%, 11/15/42	11,820,177
9,405	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Texas Health Resources), 5.00%, 11/15/47	8,975,004

		$90,123,373

Industrial Development Revenue — 3.6%
$1,175	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	$1,174,925
31,785	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	28,767,014

		$29,941,939

Insured-Electric Utilities — 13.0%
$5,000	American Municipal Power-Ohio, Inc., OH, (Prairie State Energy), (AGC), 5.75%, 2/15/39	$5,301,750
550	JEA, FL, Electric Utility Systems, (AGM), 4.75%, 10/1/34	548,691
1,350	Long Island, NY, Power Authority, (BHAC), 5.50%, 5/1/33	1,471,865
15,870	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	13,198,444
3,605	Omaha, NE, Public Power District, (BHAC), (FGIC), (NPFG), 4.25%, 2/1/35	3,536,685
2,735	Paducah, KY, Electric Plant Board, (AGC), 5.25%, 10/1/35	2,836,195
60,755	South Carolina Public Service Authority, (AGM), 5.125%, 1/1/37(1)	61,563,036
7,840	South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	8,532,978
10,275	Springfield, MO, Public Utility, (BHAC), (FGIC), 4.50%, 8/1/36	10,335,725

		$107,325,369

Insured-Escrowed/Prerefunded — 0.1%
$145	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), Prerefunded to 11/15/16, 5.25%, 11/15/36	$171,436
378	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), Prerefunded to 11/15/16, 5.25%, 11/15/36(1)	447,486

		$618,922

Insured-General Obligations — 19.3%
$9,705	Alamo, TX, Community College District, (BHAC), (NPFG), 4.75%, 8/15/32(1)	$9,741,490
34,035	Chabot – Las Positas, CA, Community College District, (AMBAC), 0.00%, 8/1/45	2,901,143
35,370	Chabot – Las Positas, CA, Community College District, (AMBAC), 0.00%, 8/1/46	2,780,789

Principal
Amount
(000’s omitted)	Security	Value
$33,795	Chicago, IL, Board of Education, (FGIC), (NPFG), 0.00%, 12/1/21	$19,236,452
14,065	Clark County, NV, (AMBAC), 2.50%, 11/1/36	8,305,101
10,055	Frisco, TX, Independent School District, (AGM), 2.75%, 8/15/39	6,881,039
16,595	Frisco, TX, Independent School District, (AGM), 4.00%, 8/15/40	15,391,531
20,005	Kane, Cook and Du Page Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/21	11,846,961
50,650	Kane, Cook and Du Page Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/22	28,333,104
7,000	King County, WA, Public Hospital District No. 1, (AGC), 5.00%, 12/1/37(1)	7,149,170
7,000	Los Angeles, CA, Unified School District, (AGC), 5.00%, 1/1/34	7,052,640
6,295	North Las Vegas, NV, Wastewater Reclamation System, (NPFG), 4.25%, 10/1/33	5,546,839
11,045	Port Arthur, TX, Independent School District, (AGC), 4.75%, 2/15/38(1)	10,694,653
3,005	San Juan, CA, Unified School District, (AGM), 0.00%, 8/1/23	1,391,856
12,750	Schaumburg, IL, (BHAC), (FGIC), 5.00%, 12/1/38(1)	12,971,595
1,540	Texas, (Transportation Commission-Mobility Fund), (FGIC), (NPFG), 4.50%, 4/1/35	1,524,985
8,325	Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	7,211,115

		$158,960,463

Insured-Hospital — 19.4%
$8,250	Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$8,567,625
11,000	California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	11,006,930
3,950	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.125%, 11/15/39	4,107,092
1,050	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	1,091,349
11,500	Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	11,463,200
6,085	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36	6,193,435
15,872	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	16,154,349
3,795	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	3,524,644
15,000	Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	14,862,744
2,500	Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	2,506,500
2,625	Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,728,609
1,675	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	1,723,073
19,150	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/47(1)	18,358,407
5,250	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	5,363,453
6,750	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	6,763,905
4,000	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	4,008,240
13,115	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	13,636,321
5,795	Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	6,143,917
8,700	Washington Health Care Facilities Authority, (Providence Health Care), Series C, (AGM), 5.25%, 10/1/33(1)	8,919,587
12,605	Washington Health Care Facilities Authority, (Providence Health Care), Series D, (AGM), 5.25%, 10/1/33(1)	12,935,755

		$160,059,135

Insured-Lease Revenue/Certificates of Participation — 11.7%
$15,000	Hudson Yards, NY, Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$12,750,150
2,910	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	3,132,702
24,000	San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	23,926,080
45	San Jose, CA, Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37	45,293

Principal
Amount
(000’s omitted)	Security	Value
$42,750	San Jose, CA, Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37(1)	$43,028,303
13,000	Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	13,553,540

		$96,436,068

Insured-Other Revenue — 9.9%
$78,275	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45(1)	$69,863,576
16,795	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	2,919,307
6,750	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	7,781,265
1,300	University of California, (Regents Medical Center), (BHAC), (NPFG), 4.50%, 5/15/47	1,190,462

		$81,754,610

Insured-Private Education — 2.3%
$8,000	Massachusetts Development Finance Agency, (Boston University), (AMBAC), (BHAC), 5.00%, 10/1/35	$8,155,440
70	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	77,869
11,465	Washington, DC, Georgetown University, (AMBAC), 4.50%, 4/1/42	10,482,564

		$18,715,873

Insured-Sewer Revenue — 0.3%
$2,760	Marysville, OH, Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/46	$2,690,917

		$2,690,917

Insured-Solid Waste — 0.6%
$2,760	Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$2,984,333
1,575	Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	1,687,880

		$4,672,213

Insured-Special Tax Revenue — 15.7%
$18,005	Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$12,925,069
18,980	Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	8,150,771
1,175	Jacksonville, FL, Excise Tax, (FGIC), (NPFG), 5.125%, 10/1/27	1,194,317
13,000	Massachusetts Bay Transportation Authority, (NPFG), 4.00%, 7/1/33	11,834,420
10,000	Metropolitan Atlanta Rapid Transit Authority, GA, (AGM), 4.50%, 7/1/32(1)	9,962,100
34,585	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/34	8,715,766
15,000	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/39	8,600,100
600	Miami-Dade County, FL, Special Obligation, (NPFG), 0.00%, 10/1/35	102,030
8,000	Miami-Dade County, FL, Special Obligation, (NPFG), 0.00%, 10/1/39	998,640
16,860	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	15,605,616
9,490	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	9,200,176
227,855	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	13,076,599
27,015	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	3,230,724
78,770	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	8,800,972
49,580	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	5,142,933
1,075	Sunrise, FL, Public Facilities, (NPFG), 0.00%, 10/1/20	621,017
10,800	Utah Transportation Authority, Sales Tax Revenue, (AGM), 4.75%, 6/15/32(1)	11,045,159

		$129,206,409

Insured-Student Loan — 1.5%
$12,040	Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$12,553,145

		$12,553,145

Insured-Transportation — 30.4%
$21,640	Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34(1)	$21,486,787
13,360	Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/38(1)	13,430,006
10,070	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/23	1,378,482
3,100	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/28	315,239

Principal
Amount
(000’s omitted)	Security	Value
$20,000	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40	$5,115,400
10,200	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	5,014,320
25,000	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	3,112,250
7,800	Harris County, TX, Toll Road, Senior Lien, (BHAC), (NPFG), 5.00%, 8/15/33(1)	8,179,704
6,550	Harris County, TX, Toll Road, Senior Lien, (NPFG), 4.50%, 8/15/36	6,237,172
6,710	Manchester, NH, (Manchester– Boston Regional Airport), (AGM), 5.125%, 1/1/30	6,750,864
10,150	Maryland Transportation Authority, (AGM), 4.50%, 7/1/41(1)	10,107,573
20,995	Maryland Transportation Authority, (AGM), 5.00%, 7/1/35(1)	22,254,490
14,000	Maryland Transportation Authority, (AGM), 5.00%, 7/1/36(1)	14,829,640
1,785	Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	1,877,731
21,620	Minneapolis and St. Paul, MN, Metropolitan Airports Commission, (FGIC), (NPFG), 4.50%, 1/1/32	20,491,436
13,000	New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	13,988,910
1,015	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	1,087,887
1,160	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	1,234,542
10,000	Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/26(1)	10,835,400
1,605	Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	642,818
1,950	Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	731,211
1,000	Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	348,260
86,820	San Joaquin Hills, CA, Transportation Corridor Agency, (Toll Road Bonds), (NPFG), 0.00%, 1/15/25	29,067,336
36,435	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/20	19,646,116
34,105	Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42	31,579,184

		$249,742,758

Insured-Water and Sewer — 16.5%
$2,000	Austin, TX, Water and Wastewater, (AGM), (BHAC), 5.00%, 11/15/33(1)	$2,065,600
3,715	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), (BHAC), 4.50%, 1/1/39	3,563,948
3,185	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	3,466,490
1,985	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	2,149,775
3,170	Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	3,373,356
3,570	Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	3,783,022
13,670	Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	7,322,609
8,500	District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	8,619,680
6,095	East Baton Rouge, LA, Sewer Commission, (AGM), (BHAC), 4.50%, 2/1/31(1)	6,013,083
5,890	East Baton Rouge, LA, Sewer Commission, (AGM), (BHAC), 4.50%, 2/1/36(1)	5,757,062
665	Emerald Coast, FL, Utility Authority Revenue, (FGIC), (NPFG), 4.75%, 1/1/31	658,895
2,000	Fernley, NV, Water and Sewer, (AGC), 5.00%, 2/1/38(1)	1,976,120
27,570	Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33(1)	28,473,742
12,780	Knoxville, TN, Waste Water System, (NPFG), 4.00%, 4/1/40	11,380,590
160	New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	179,490
9,500	New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40(1)	10,657,195
27,670	Seattle, WA, Drain and Wastewater Revenue, (AGM), 5.00%, 6/1/38(1)	28,414,598
8,630	Tampa Bay, FL, Regional Water Supply Authority, (FGIC), (NPFG), 4.50%, 10/1/36	8,081,218

		$135,936,473

Insured-Water Revenue — 14.9%
$6,965	Atlanta, GA, Water and Wastewater, (NPFG), 5.00%, 11/1/39	$6,583,318
1,500	Detroit, MI, Water Supply System, (BHAC), (FGIC), 4.50%, 7/1/29	1,427,010
53,500	Los Angeles, CA, Department of Water and Power, (BHAC), (FGIC), 5.00%, 7/1/43(1)	53,718,280
39,120	Massachusetts Water Resources Authority, (AMBAC), (BHAC), 4.00%, 8/1/40	36,783,754
5,750	Metropolitan Water District, CA, Water and Sewer Systems, (BHAC), (FGIC), 5.00%, 10/1/36(1)	5,870,692
9,345	Pennsylvania Economic Development Financing Authority, (BHAC), 5.00%, 10/1/39	9,452,187
9,880	San Luis Obispo County, CA, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	8,793,101
190	West Wilson, TN, Utility District Waterworks, (NPFG), 4.00%, 6/1/32	170,322

		$122,798,664

Principal
Amount
(000’s omitted)	Security	Value
Other Revenue — 0.4%
$2,945	Main Street National Gas, Inc., GA, Gas Project Revenue, 5.50%, 9/15/27	$2,944,735

		$2,944,735

Private Education — 0.3%
$2,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	$2,120,400

		$2,120,400

Total Tax-Exempt Investments — 171.4% (identified cost $1,475,156,621)		$1,411,415,274

Short-Term Investments — 1.0%

Principal
Amount
(000’s omitted)	Description	Value
$8,183	State Street Bank and Trust Euro Time Deposit, 0.01%, 1/4/10	$8,182,637

Total Short-Term Investments — 1.0% (identified cost $8,182,637)		$8,182,637

Total Investments — 172.4% (identified cost $1,483,339,258)		$1,419,597,911

Other Assets, Less Liabilities — (72.4)%		$(595,956,905)

Net Assets — 100.0%		$823,641,006

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2009, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

		California	20.0%
		Texas	12.5%
		Illinois	10.0%
		Others, representing less than 10% individually	57.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2009, 90.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 26.4% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

A summary of financial instruments outstanding at December 31, 2009 is as follows:

Interest Rate Swaps

		Annual		Effective Date/
	Notional	Fixed Rate	Floating Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation
JPMorgan Chase Co.	$19,525,000	4.097%	3-month USD- LIBOR-BBA	March 15, 2010 / March 15, 2040	$1,520,295
Merrill Lynch Capital Services, Inc.	30,000,000	4.260	3-month USD- LIBOR-BBA	February 24, 2010 / February 24, 2040	1,459,981

					$2,980,276

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts.

At December 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $2,980,276.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$862,338,958

Gross unrealized appreciation	$33,956,075
Gross unrealized depreciation	(93,812,122)

Net unrealized depreciation	$(59,856,047)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$1,411,415,274	$—	$1,411,415,274
Short-Term Investments	—	8,182,637	—	8,182,637

Total Investments	$—	$1,419,597,911	$—	$1,419,597,911

Interest Rate Swaps	$—	$2,980,276	$—	$2,980,276

Total	$—	$1,422,578,187	$—	$1,422,578,187

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective February 1, 2010, the name of the Fund was changed from Eaton Vance Insured Municipal Bond Fund.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund

By:	/s/ Thomas M. Metzold

Thomas M. Metzold
President

Date:	February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold

Thomas M. Metzold
President

Date:	February 22, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 22, 2010